UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 745 Fifth Avenue
                        New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 3/31/2015

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.9%

Consumer Discretionary – 17.3%
Auto Components - 2.7%
Drew Industries [1]	60,200	$3,704,708
Fuel Systems Solutions [2]	152,000	1,678,080
Global & Yuasa Battery	58,500	2,636,541
Motorcar Parts of America [2]	50,000	1,389,500
Standard Motor Products	20,900	883,234

		10,292,063

Distributors - 0.8%
Core-Mark Holding Company	16,800	1,080,576
Weyco Group	59,600	1,782,040

		2,862,616

Diversified Consumer Services - 1.7%
American Public Education [2]	59,300	1,777,814
Capella Education	1,300	84,344
Collectors Universe	83,100	1,874,736
Liberty Tax [2]	68,000	1,892,440
Lincoln Educational Services [2]	425,800	970,824

		6,600,158

Hotels, Restaurants & Leisure - 0.6%
Monarch Casino & Resort [2]	31,997	612,423
MTY Food Group	53,100	1,451,440
Nathan’s Famous	2,100	113,715

		2,177,578

Household Durables - 3.1%
Cavco Industries [2]	15,891	1,192,779
Ethan Allen Interiors [1]	69,700	1,926,508
Flexsteel Industries [1]	84,800	2,653,392
iRobot Corporation [1],[2]	15,000	489,450
Lifetime Brands	158,894	2,427,900
Skyline Corporation [2]	183,400	638,232
Stanley Furniture [2]	93,468	294,424
Universal Electronics [2]	37,900	2,139,076

		11,761,761

Internet & Catalog Retail - 0.8%
Blue Nile [2]	50,000	1,592,000
FTD Companies [2]	48,700	1,458,078

		3,050,078

Leisure Products - 1.6%
Arctic Cat	11,500	417,680
LeapFrog Enterprises Cl. A [1],[2],[3]	446,000	972,280
Nautilus [2]	185,600	2,834,112
Smith & Wesson Holding Corporation [1],[2]	142,000	1,807,660
Sturm, Ruger & Co.	1,100	54,593

		6,086,325

Media - 1.1%
Rentrak Corporation [2]	30,900	1,716,804
RR Media	6,600	50,556
Sizmek [2]	5,800	42,108
Value Line	169,000	2,469,090

		4,278,558

Specialty Retail - 2.8%
Aeropostale [2]	165,000	572,550
America’s Car-Mart [1],[2],[3]	27,100	1,470,175
Destination Maternity	187,600	2,825,256
Kirkland’s [2]	12,300	292,125
Le Chateau Cl. A [2]	685,000	275,828
Lewis Group	57,000	363,025
Shoe Carnival [1]	31,628	931,128
Stage Stores [1]	25,000	573,000
Systemax [1],[2]	44,000	537,680
Tandy Leather Factory	21,133	186,393
TravelCenters of America LLC [2]	106,363	1,854,971
West Marine [2]	86,000	797,220

		10,679,351

Textiles, Apparel & Luxury Goods - 2.1%
Crown Crafts	161,259	1,252,982
Culp	60,300	1,613,025
J.G. Boswell Company [4]	2,490	1,805,250
Movado Group [1],[3]	44,374	1,265,547
YGM Trading	1,262,000	2,033,671

		7,970,475

Total		65,758,963

Consumer Staples – 3.0%
Beverages - 0.1%
Crimson Wine Group [2,4]	58,124	528,928

Food Products - 2.7%
Alico	15,900	815,034
Binggrae	18,078	1,338,935
Farmer Bros. [1],[2]	42,900	1,061,775
John B. Sanfilippo & Son	30,600	1,318,860
Landec Corporation [2]	75,610	1,054,759
Limoneira Company	6,400	139,520
Seneca Foods Cl. A [2]	51,400	1,532,234
Seneca Foods Cl. B [2]	42,500	1,485,375
SunOpta [2]	125,800	1,335,996
Waterloo Investment Holdings [2],[5]	806,207	306,359

		10,388,847

Personal Products - 0.2%
Inter Parfums [1]	17,100	557,802

Total		11,475,577

Energy – 1.8%
Energy Equipment & Services - 0.7%
Canadian Energy Services & Technology	25,000	105,997
Dawson Geophysical [2]	93,654	399,902
Geospace Technologies [1],[2]	9,500	156,845
Gulf Island Fabrication	29,116	432,664
Matrix Service [1],[2]	27,900	489,924
North American Energy Partners	50,000	145,500
Pioneer Energy Services [1],[2]	57,500	311,650
Tesco Corporation [1]	58,000	659,460

		2,701,942

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	8,500	85,595
Permian Basin Royalty Trust	406,333	3,287,234
Resolute Energy [1],[2]	102,100	57,523
StealthGas [2]	74,500	487,975

		3,918,327

Total		6,620,269

Financials – 18.0%
Banks - 2.0%
Bank of N.T. Butterfield & Son	438,100	867,438
BCB Holdings [2]	723,215	107,282
Blue Hills Bancorp [2]	50,000	661,000
Bryn Mawr Bank	25,000	760,250
Chemung Financial [1]	31,000	877,300
Fauquier Bankshares [1],[3]	140,200	2,335,732
First Bancorp (The)	40,200	701,490
Peapack-Gladstone Financial	53,606	1,157,889

		7,468,381

Capital Markets - 9.1%
ASA Gold and Precious Metals	206,150	2,077,992
BHF Kleinwort Benson Group [2]	186,000	938,362
Cowen Group [2]	323,900	1,684,280
Diamond Hill Investment Group [1],[3]	27,879	4,460,640
Equity Trustees	42,229	701,086
FBR & Co. [2]	51,684	1,194,417
Fiera Capital Cl. A	78,000	848,636
INTL FCStone [1],[2],[3]	25,727	764,864
JZ Capital Partners	253,999	1,557,908
Medley Management Cl. A	126,800	1,393,532
MVC Capital [1]	387,400	3,672,552
Newtek Business Services	78,100	1,290,993
OHA Investment	230,820	1,216,421
Queen City Investments [4]	948	1,023,963
Silvercrest Asset Management
Group Cl. A	228,600	3,257,550
Sprott	622,200	1,326,391
U.S. Global Investors Cl. A	651,254	2,080,757
Urbana Corporation	237,600	377,068
Westwood Holdings Group [1]	34,700	2,092,410
ZAIS Group Holdings Cl. A [2]	292,160	2,623,597

		34,583,419

Consumer Finance - 1.1%
EZCORP Cl. A [1],[2],[3]	201,000	1,835,130
J.G. Wentworth Company Cl. A [2]	160,000	1,662,400
Regional Management [2]	51,400	758,664

		4,256,194

Diversified Financial Services - 0.7%
Banca Finnat Euramerica	1,310,000	772,328
GAIN Capital Holdings	25,000	244,250
PICO Holdings [1],[2]	45,700	740,797
Warsaw Stock Exchange	52,900	678,451

		2,435,826

Insurance - 2.1%
Hallmark Financial Services [2]	114,000	1,208,400
Independence Holding Company	105,380	1,432,114
National Western Life Insurance Cl. A [1],[3]	7,033	1,788,492
State Auto Financial [1]	97,264	2,362,543
United Fire Group [1]	38,603	1,226,417

		8,017,966

Real Estate Investment Trusts (REITs) - 0.4%
BRT Realty Trust [2]	230,331	1,644,564

Real Estate Management & Development - 2.6%
AV Homes [2]	53,600	855,456
Forestar Group [1],[2]	53,000	835,810
FRP Holdings [1],[2],[3]	88,381	3,217,068
Griffin Land & Nurseries	47,746	1,434,290
Hopefluent Group Holdings	1,400,000	410,320
Marcus & Millichap [2]	2,700	101,196
Tejon Ranch [1],[2],[3]	112,162	2,966,685
Tejon Ranch (Warrants) [2]	13,146	10,517

		9,831,342

Total		68,237,692

Health Care – 10.4%
Biotechnology - 1.2%
Aquinox Pharmaceuticals [2]	47,622	408,597
ARIAD Pharmaceuticals [1],[2],[3]	114,102	940,200
Celsion Corporation [2]	115,555	308,532
ChemoCentryx [2]	70,000	528,500
Coronado Biosciences [2]	234,400	902,440
Heron Therapeutics [2]	59,147	860,589
Zealand Pharma [2]	42,200	631,580

		4,580,438

Health Care Equipment & Supplies - 4.8%
Allied Healthcare Products [2]	61,772	100,688
AngioDynamics [1],[2],[3]	42,163	750,080
Atrion Corporation	11,671	4,032,447
Cerus Corporation [1],[2],[3]	140,000	583,800
Cynosure Cl. A [2]	3,300	101,211
Derma Sciences [2]	74,958	634,894
Exactech [1],[2],[3]	137,200	3,516,436
Inogen [2]	5,400	172,746
Invacare Corporation [1]	89,300	1,733,313
Meridian Bioscience	63,100	1,203,948
STRATEC Biomedical	14,000	686,452
Symmetry Surgical [2]	2,975	21,807
Synergetics USA [1],[2]	71,235	383,957
Syneron Medical [2]	69,200	856,696
TearLab Corporation [2]	100,000	199,000
Trinity Biotech ADR Cl. A	55,800	1,074,150
Utah Medical Products	38,100	2,280,666

		18,332,291

Health Care Providers & Services - 3.1%
Aceto Corporation	72,219	1,588,818
Addus HomeCare [2]	66,000	1,519,320
Bio-Reference Laboratories [1],[2]	9,500	334,780
CorVel Corporation [1],[2]	40,000	1,376,400
Cross Country Healthcare [2]	240,700	2,854,702
National Research Cl. A	40,033	576,475
PharMerica Corporation [1],[2],[3]	40,000	1,127,600
Psychemedics Corporation	83,200	1,381,120
U.S. Physical Therapy	23,857	1,133,208

		11,892,423

Health Care Technology - 0.3%
Computer Programs and Systems	5,000	271,300
HealthStream [2]	24,227	610,520
Vocera Communications [2]	33,100	328,352

		1,210,172

Pharmaceuticals - 1.0%
Agile Therapeutics [1],[2],[3]	80,000	741,600
Lipocine [2]	37,800	260,820
Repros Therapeutics [2]	129,000	1,108,110
Theravance Biopharma [2]	83,509	1,448,881

		3,559,411

Total		39,574,735

Industrials – 20.7%
Aerospace & Defense - 1.7%
Breeze-Eastern Corporation [2]	24,233	249,357
CPI Aerostructures [2]	91,194	1,112,567
Ducommun [1],[2]	89,100	2,307,690
FLYHT Aerospace Solutions [2]	800,200	142,154
Innovative Solutions and Support [2]	142,828	542,746
Kratos Defense & Security Solutions [2]	72,324	399,952
SIFCO Industries	45,800	997,982
Sparton Corporation [1],[2],[3]	35,700	874,650

		6,627,098

Building Products - 2.3%
AAON [1],[3]	30,300	743,259
American Woodmark [1],[2],[3]	35,400	1,937,442
Apogee Enterprises	31,900	1,378,080
Burnham Holdings Cl. A [4]	117,000	2,485,080
Insteel Industries	52,400	1,133,412
Patrick Industries [2]	14,700	915,369

		8,592,642

Commercial Services & Supplies - 1.3%
CompX International Cl. A	107,500	1,225,500
Heritage-Crystal Clean [2]	221,077	2,586,601
Horizon North Logistics	22,300	40,848
Intersections [1],[2]	88,900	303,149
Team [1],[2],[3]	17,500	682,150

		4,838,248

Construction & Engineering - 3.2%
Ameresco Cl. A [2]	295,700	2,188,180
Integrated Electrical Services [2]	570,682	5,022,002
Layne Christensen [1],[2]	50,000	250,500
MYR Group [1],[2],[3]	107,100	3,356,514
Orbit Garant Drilling [2]	1,512,500	1,516,620

		12,333,816

Electrical Equipment - 1.1%
Encore Wire [1]	15,000	568,200
Global Power Equipment Group	55,649	734,567
LSI Industries	99,012	806,948
Orion Energy Systems [2]	100,000	314,000
Powell Industries	28,400	959,068
Preformed Line Products	17,243	726,447
Vicor [2]	3,524	53,565

		4,162,795

Industrial Conglomerates - 0.5%
Raven Industries [1]	93,400	1,910,964

Machinery - 5.8%
Alamo Group	14,200	896,446
ARC Group Worldwide [1],[2],[3]	39,250	209,595
CIRCOR International [1]	1,100	60,170
Columbus McKinnon	10,550	284,217
Douglas Dynamics	50,000	1,142,000
Eastern Company (The)	39,750	797,385
Foster (L.B.) Company [1]	46,400	2,203,072
Graham Corporation [1],[3]	111,948	2,683,394
Hurco Companies	57,266	1,885,769
Kadant	18,200	957,502
Luxfer Holdings ADR	27,812	371,846
NN	136,000	3,410,880
Pfeiffer Vacuum Technology	21,000	1,787,494
PMFG [2]	223,245	1,038,089
Sun Hydraulics	9,300	384,648
Tecumseh Products [2]	265,000	749,950
Tennant Company [1]	33,500	2,189,895
Twin Disc	5,200	91,884
Wabash National [2]	52,500	740,250

		21,884,486

Marine - 0.3%
Clarkson	32,700	1,090,953

Professional Services - 2.4%
Acacia Research [1]	58,800	629,160
CBIZ [2]	47,000	438,510
Franklin Covey [2]	65,000	1,251,900
Heidrick & Struggles International	98,268	2,415,428
ICF International [2]	15,700	641,345
Kforce [1]	71,000	1,584,010
Mistras Group [2]	4,100	78,966
Navigant Consulting [2]	5,100	66,096
Resources Connection	20,000	350,000
RPX Corporation [2]	104,900	1,509,511

		8,964,926

Road & Rail - 1.1%
Marten Transport	3,300	76,560
Patriot Transportation Holding [2],[3]	29,460	735,616
Universal Truckload Services [1],[3]	134,200	3,379,156

		4,191,332

Trading Companies & Distributors - 0.8%
Houston Wire & Cable	162,075	1,576,990
Lawson Products [2]	47,769	1,108,718
MFC Industrial [2]	70,000	284,200

		2,969,908

Transportation Infrastructure - 0.2%
Touax	53,197	882,001

Total		78,449,169

Information Technology – 22.2%
Communications Equipment - 1.1%
Alliance Fiber Optic Products	45,300	789,126
Applied Optoelectronics [1],[2]	7,500	104,100
Bel Fuse Cl. A	67,705	1,241,710
CalAmp Corporation [2]	5,500	89,045
Ceragon Networks [2]	29,700	33,858
ClearOne	25,000	266,500
Extreme Networks [2]	320,000	1,011,200
KVH Industries [2]	8,900	134,568
Oclaro [2]	27,900	55,242
PCTEL	44,100	352,800
Sandvine Corporation [2]	22,700	65,597

		4,143,746

Electronic Equipment, Instruments & Components - 7.4%
Agilysys [2]	170,587	1,678,576
Deswell Industries	544,371	1,001,643
DTS [2]	85,400	2,909,578
Identiv [2]	46,300	397,254
Inficon Holding	3,600	1,286,039
LRAD Corporation [2]	401,756	944,127
Mercury Systems [2]	5,700	88,635
Mesa Laboratories [1],[3]	38,489	2,778,906
Newport Corporation [1],[2]	200,023	3,812,438
Orbotech [1],[2],[3]	127,800	2,048,634
PC Connection	43,716	1,140,550
Richardson Electronics	330,900	2,971,482
Rofin-Sinar Technologies [2]	71,100	1,722,753
Rogers Corporation [1],[2]	14,700	1,208,487
TTM Technologies [1],[2]	179,400	1,616,394
Vishay Precision Group [2]	154,000	2,453,220

		28,058,716

Internet Software & Services - 4.7%
Care.com [1],[2]	304,254	2,306,245
Frontier Services Group [2]	14,895,286	2,288,584
GTT Communications [1],[2],[3]	169,060	3,191,853
LivePerson [2]	3,700	37,870
Marchex Cl. B	95,000	387,600
QuinStreet [2]	334,600	1,990,870
RealNetworks [2]	244,000	1,642,120
Reis	25,000	641,000
Stamps.com [2]	10,800	726,732
Support.com [2]	1,148,263	1,791,290
Textura Corporation [1],[2]	50,000	1,359,000
United Online [2]	83,300	1,326,969

		17,690,133

IT Services - 1.5%
Cass Information Systems [1]	29,150	1,636,481
Computer Task Group [1]	189,900	1,388,169
Hackett Group (The)	170,000	1,519,800
Innodata [2]	437,275	1,154,406
Sykes Enterprises [2]	6,300	156,555

		5,855,411

Semiconductors & Semiconductor Equipment - 3.2%
Amtech Systems [2]	120,700	1,349,426
Brooks Automation	122,700	1,427,001
Cascade Microtech [2]	51,200	695,296
CEVA [2]	14,107	300,761
Exar Corporation [2]	180,208	1,811,090
Intermolecular [2]	260,000	426,400
IXYS Corporation	18,800	231,616
Kulicke & Soffa Industries [2]	54,700	854,961
MoSys [1],[2],[3]	402,275	844,778
Nanometrics [2]	50,800	854,456
Nova Measuring Instruments [2]	71,800	827,136
Photronics [2]	162,700	1,382,950
Rubicon Technology [1],[2],[3]	76,899	302,982
Ultra Clean Holdings [2]	70,500	504,075
Xcerra Corporation [2]	22,400	199,136

		12,012,064

Software - 2.6%
American Software Cl. A	122,752	1,254,525
BroadSoft [2]	17,000	568,820
BSQUARE Corporation [2]	98,675	462,786
Envivio [2]	489,376	866,196
ePlus [2]	27,799	2,416,567
Gigamon [2]	9,500	201,780
Kofax [2]	97,000	1,062,150
Model N [2]	65,000	777,400
PSI [2]	22,000	283,910
Rubicon Project [2]	10,500	188,160
SeaChange International [2]	204,000	1,601,400
Zix Corporation [2]	78,600	308,898

		9,992,592

Technology Hardware, Storage & Peripherals - 1.7%
Avid Technology [2]	55,400	825,460
Intevac [2]	251,700	1,545,438
Kortek	135,007	1,633,803
Qumu Corporation [2]	161,800	2,168,120
TransAct Technologies	78,600	464,526

		6,637,347

Total		84,390,009

Materials – 6.2%
Chemicals - 2.0%
Balchem Corporation [1]	11,775	652,100
Chase Corporation	13,503	590,486
FutureFuel Corporation	109,700	1,126,619
Hawkins [1]	29,314	1,113,639
KMG Chemicals	58,300	1,558,359
Quaker Chemical [1]	30,400	2,603,456

		7,644,659

Construction Materials - 0.6%
Ash Grove Cement [4]	8,000	1,608,000
Monarch Cement [4]	22,803	639,624

		2,247,624

Containers & Packaging - 0.3%
UFP Technologies [2]	44,336	1,009,974

Metals & Mining - 3.3%
AuRico Gold	91,250	252,762
Central Steel & Wire [4]	788	547,660
Comstock Mining [2]	615,000	369,000
Exeter Resource [2]	246,500	126,800
Haynes International [1],[3]	46,601	2,078,871
Hecla Mining	44,518	132,664
Horsehead Holding Corporation [1],[2]	11,900	150,654
Imdex [2]	633,900	173,707
MAG Silver [2]	96,050	590,707
Major Drilling Group International	460,857	2,499,773
Materion Corporation	50,000	1,921,500
Midway Gold [2]	345,000	110,400
Olympic Steel	100,000	1,346,000
Pretium Resources [2]	90,000	453,358
Universal Stainless & Alloy Products [2]	74,800	1,961,256

		12,715,112

Paper & Forest Products - 0.0%
Qunxing Paper Holdings [2],[5]	1,500,000	0

Total		23,617,369

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
ORBCOMM [2]	38,000	226,860

Total		226,860

Utilities – 0.2%
Gas Utilities - 0.1%
Shizuoka Gas	40,000	265,282

Independent Power & Renewable Electricity Producer - 0.0%
Alterra Power [2]	450,000	124,354

Water Utilities - 0.1%
GWR Global Water Resources	106,000	521,401

Total		911,037

Miscellaneous [6] – 2.0%
Total		7,467,604

TOTAL COMMON STOCKS
(Cost $330,423,368)		386,729,284

PREFERRED STOCK – 0.3%
Seneca Foods Conv. [2],[4]	45,409	1,301,422

(Cost $578,719)		1,301,422

REPURCHASE AGREEMENT – 12.9%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $48,928,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.875%-2.625% due 6/30/20-8/15/20,
valued at $49,906,950)
(Cost $48,928,000)		48,928,000

TOTAL INVESTMENTS – 115.1%
(Cost $379,930,087)		436,958,706

LIABILITIES LESS CASH
AND OTHER ASSETS – (15.1)%		(57,366,343)

NET ASSETS – 100.0%		$379,592,363

[1]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2015. Total market value of pledged securities at March 31, 2015, was $104,234,386.

[2]	Non-income producing.
[3]	At March 31, 2015, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $49,468,350.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]	Includes securities first acquired in 2015 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $380,828,909. At March 31, 2015, net unrealized appreciation for all securities was $56,129,797, consisting of aggregate gross unrealized appreciation of $94,439,353 and aggregate gross unrealized depreciation of $38,309,556. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$355,343,987	$31,078,938	$306,359	$386,729,284
Preferred Stocks	–	1,301,422	–	1,301,422
Cash Equivalents	–	48,928,000	–	48,928,000

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/14	Gain (Loss)	Balance as of 3/31/15

Common Stocks	$325,702	$(19,343)	$306,359

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of March 31, 2015, the Fund has outstanding borrowings of $60,000,000. During the period ended March 31, 2015, the Fund borrowed an average daily balance of $60,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/  Christopher D. Clark
Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/  Christopher D. Clark
Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: May 21, 2015

By:

/s/  Peter K. Hoglund
Peter K. Hoglund
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 21, 2015